Investment in Associates (Details) $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 15, 2022 USD ($)	May 14, 2021 USD ($)
Investment in Associates (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 0.65
Warrant expiration date	Dec. 15, 2024
New Pacific Metals Corp ("NUAG") [Member]
Investment in Associates (Details) [Line Items]
Shares purchased	44,351,616	44,042,216
Proportion of ownership interest held	28.20%	28.20%
Investment percentage	100.00%
Tincorp Metals Inc ("TIN") 9Member]
Investment in Associates (Details) [Line Items]
Shares purchased	19,514,285	15,514,285	4,000,000	4,000,000
Shares purchased, value (in Dollars) | $			$ 1.2	$ 5.0
Proportion of ownership interest held	29.30%	29.30%
Investment percentage	100.00%
Exercise price (in Dollars per share) | $ / shares	$ 2
Warrant expiration date	May 14, 2026
Common Stock [Member] | New Pacific Metals Corp ("NUAG") [Member]
Investment in Associates (Details) [Line Items]
Shares purchased	309,400	125,000
Shares purchased, value (in Dollars) | $	$ 0.4	$ 0.9